Subsequent Events - Additional Information (Details) - Legacy Celularity - USD ($) $ / shares in Units, $ in Thousands	Mar. 01, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Exercise price of warrant		$ 7.53
Subsequent Event
Subsequent Event [Line Items]
Exercise price of warrant	$ 3.50
Warrants outstanding to purchase shares of common stock	13,281,386
Number of shares issued	13,281,386
Gross proceeds from warrants exercised	$ 46,485